PL Diversified Alternatives Fund
PL Diversified Alternatives Fund
Investment Goal
This Fund seeks to provide total return.
Fees and Expenses of the Fund
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 21 in this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Diversified Alternatives Fund	Class A	Class C	Class Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Diversified Alternatives Fund		Class A	Class C	Class Advisor
Management Fee		0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	none
Other Expenses	[1]	5.61%	5.61%	5.61%
Acquired Fund Fees and Expenses	[1]	0.93%	0.93%	0.93%
Total Annual Fund Operating Expenses		6.99%	7.74%	6.74%
Less Expense Reimbursement	[2]	(5.21%)	(5.21%)	(5.21%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.78%	2.53%	1.53%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.40% through 12/31/2016. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Examples
The Examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Diversified Alternatives Fund (USD $)	Class A	Class C	Class Advisor
1 year	721	356	156
3 years	1,079	788	483

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Diversified Alternatives Fund (USD $)	Class A	Class C	Class Advisor
1 year	721	256	156
3 years	1,079	788	483

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. This Fund is new and does not yet have a turnover rate.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal through a strategy of allocating its assets among other mutual funds of Pacific Life Funds (the “Underlying Funds”). The Fund will generally invest in a variety of Underlying Funds that Pacific Life Fund Advisors LLC (“PLFA”) considers to be alternative or non-traditional investment strategies, although the Fund may invest from time to time in Underlying Funds with non-alternative or traditional investment strategies and may focus its investments in only a few alternative or non-traditional Underlying Funds. PLFA considers an Underlying Fund to have an alternative or non-traditional investment strategy if, in PLFA’s judgment, its investment strategy generally falls outside that of a traditional broad equity or fixed income investment strategy. However, each Underlying Fund represents a distinct investment strategy and thus has varying degrees of volatility and return potential depending on market conditions. Additionally, each Underlying Fund has varying degrees of correlation with other Underlying Funds and with traditional broad equity and fixed income asset classes overall. Through its investments in a variety of Underlying Funds, under normal circumstances, the Fund seeks to gain exposure to a diverse set of alternative investment strategies and to maintain a low to moderate correlation with traditional equity and fixed income asset classes.

The Underlying Funds invest in securities and instruments that may include, among others:
  Forward foreign currency contracts;
  Foreign currency options;
  High yield debt securities;
  Swaps (including interest rate, cross-currency, total return and credit default swaps);
  Futures on securities, indexes, currencies and other investments;
  Precious metals-related equity securities;
  Floating rate loans;
  Inflation-indexed debt securities;
  Debt instruments economically tied to emerging market countries; and
  Equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Underlying Funds may seek investment exposure through direct investments in securities or through derivatives. The Fund expects to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests or to take a temporary defensive investment position if PLFA determines market conditions warrant. In addition to PLFA’s tactical adjustments to the Underlying Fund allocations, actual allocations may vary due to market movements. There is no limit on the amount the Fund may invest in a single Underlying Fund, and the Fund may invest a significant portion of its assets in a single Underlying Fund.

PLFA manages and oversees the Fund through a multi-step process that includes: (1) Asset Allocation/Portfolio Construction — in which asset class models are developed that seek to reflect a risk/return profile consistent with the investment goal of the Fund, and which PLFA then uses to make allocations to the Underlying Funds. PLFA employs a dynamic management approach to asset allocation, including changing the asset class model over time by adding or omitting asset classes or tactically adjusting the Fund’s existing allocations to the Underlying Funds; (2) Manager Oversight — in which PLFA monitors the Underlying Fund Managers; and (3) Investment Risk Management — in which PLFA analyzes the risks of the Fund and their impact on the Fund’s risk/return objectives and adjusts the Fund’s allocations to Underlying Funds accordingly.

In determining the Fund’s asset class allocations to the Underlying Funds and in making tactical decisions and resulting adjustments relating to allocations to the Underlying Funds, PLFA considers the potential to gain long-term returns for the Fund, the correlation among the Underlying Funds themselves as well as their correlation to traditional broad equity and fixed income asset classes, and the management of overall volatility of the Fund. While PLFA will use these main factors when making investment decisions for the Fund, it may give greater weight to one factor over another at its discretion depending upon market conditions and the investment itself.

The performance of the Fund is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income asset classes over long-term periods. However, PLFA, while seeking to achieve the Fund’s investment goal, may make investment decisions that result in the Fund having a higher correlation with the performance of traditional asset classes over short- or long-term periods.

For additional information about the Fund’s investment strategies, the names and investment strategies of the Underlying Funds in which the Fund may invest and where to obtain information about the Fund’s investments in the Underlying Funds as of the most recent month end, please see the Additional Information About Principal Investment Strategies and Risks section in this prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Asset Allocation Fund of Funds Risk: Typically, a fund of funds is exposed to the same risks as the underlying funds in which it invests in direct proportion to the allocation of assets among those underlying funds. Allocations among the underlying funds are determined using an asset allocation process which seeks to optimize returns for the fund of funds by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than investing in a fund of funds. There is also no guarantee that the Fund will achieve its investment goal.
  Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds in which the Fund may invest, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions.
Principal Risks From Holdings in Underlying Funds
  Active Management Risk: There is no guarantee that a Manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve an Underlying Fund’s investment goal, which could have an adverse impact on such Underlying Fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Debt Securities Risk: The values of debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in value or liquidity and may be difficult to sell or unwind. Derivatives are also subject to leverage risk and the risk of a counterparty being unable to perform its contractual obligations. The Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the security or index on which the derivative is based. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose an Underlying Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, an Underlying Fund could experience delays in receiving payments or suffer a loss. In an assignment, an Underlying Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the Underlying Fund to invest assets at lower yields.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default by, or bankruptcy of, the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, an Underlying Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes an Underlying Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  Government Regulation Risk: Certain market sectors or industries are subject to extensive government regulation, which may change unexpectedly and frequently and may impact an Underlying Fund significantly.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may give an Underlying Fund a higher risk of price volatility than investments in “undervalued” companies.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities. Volatility of these securities (including loans) may be relatively greater than for investment grade securities.
  Industry Concentration Risk: Concentrating investments in a single industry or group of related industries makes an Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of related industries. Because the PL Precious Metals Fund has a policy to concentrate its investments in investments related to precious metals, it may perform poorly during a downturn in those industries.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in the Underlying Fund having to liquidate holdings when it may not be advantageous to do so.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If an Underlying Fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and may affect performance of an Underlying Fund. Events in one market may adversely impact other markets. Future events may impact an Underlying Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities, as applicable. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment and call risk, where borrowers or issuers, respectively, may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases the Underlying Fund’s potential price volatility and the risk that its value could go down because the poor performance of a single investment or a small number of investments will have a greater impact on the Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Manager from managing as though it were a diversified fund.
  Precious Metals Risk: Companies engaged in precious metals-related activities may be adversely affected by drops in the prices of the precious metals themselves, and the prices of precious metals can be volatile. Focusing investments in precious metals-related companies and investments makes an Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting precious metals-related companies and investments, and the impact may be disproportionate to the broader market. Fluctuations in the price of precious metals may affect the profitability of companies in these industries, however, changes in the value of companies engaged in a precious metals-related business may not directly correlate with changes in the value of the related precious metal.
  Price Volatility Risk: The market value of an Underlying Fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Real Estate Companies Risk: Adverse changes in the real estate markets and risks associated with the ownership of real estate, such as fluctuations in property value; property damage or destruction; tenant or borrower default; taxes; and other economic, political or regulatory events may affect the value of the investments in companies operating in the real estate and related industries, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”).
  Short Sale Risk: A short sale involves the risk that the price at which an Underlying Fund purchases a security to replace the borrowed security may be higher than the price that the Underlying Fund sold the security, resulting in a loss to the Underlying Fund. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose an Underlying Fund to leverage risk.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, less liquid and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Small Number of Holdings Risk: An Underlying Fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to funds with a greater number of holdings.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The Fund incepted on December 31, 2013 and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund.